Share Based Payments - Schedule of Number of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	190,407	139,237	38,823
Granted during the year (shares)	102,855	51,170	110,940
Forfeited during the year (shares)	(4,210)	0	(10,526)
Vested during the year (shares)	(28,297)	0	0
Outstanding, end of the year (shares)	260,755	190,407	139,237
Weighted average fair value at measurement date, other equity instruments granted | $	$ 3.35	$ 5.96	$ 2.92
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	94,734	88,419	0
Granted during the year (shares)	0	6,315	157,892
Forfeited during the year (shares)	(31,578)	0	(69,473)
Outstanding, end of the year (shares)	63,156	94,734	88,419
Weighted average fair value at measurement date, other equity instruments granted | $	$ 0	$ 3.33	$ 3.38